Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories
Schedule of inventories

	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Raw materials	143,990	149,574	126,526
Work in progress	331,782	321,695	280,216
Finished goods	117,237	151,410	57,474
	593,009	622,679	464,216